Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

13.   Related party transactions

Secured convertible debenture

On November 3, 2021 (the “Issuance Date”), the Company entered into an agreement with Halo in which the Company issued Halo a secured convertible debenture with an initial value of $6,559,294. The balance payable of the secured convertible debenture is $6,716,190 as at December 31, 2021 which included additional loan owed to Halo for November and December 2021as well as an interest of $10,423. The notes are convertible into common shares of the Company’s capital receiving the number of shares, at its current market price, required to satisfy the principal and interest payable. The obligation to convert the note within six months of the Issuance Date is triggered by (a) an initial public offering by the Company on a stock exchange; (b) an amalgamation, arrangement, merger, reverse takeover, reorganization or similar event; (c) a sale or conveyance of all or substantially all of the property and assets of the Company to any arm’s length third party for consideration consisting of free trading securities and the subsequent distribution of all of such consideration to all of the holders of common shares, on a pro rata basis; (d) the sale or exchange of all or substantially all of shares of the Borrower for free trading securities. The debt bears interest at one percent per annum, matures on November 3, 2022 and is secured by all of the assets of the Company other than the interests in the securities of Bophelo Bio Science and Wellness Pty. Ltd. and ranks ahead of all other debt issued by the Company.

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the years ended December 31	2021	2020	2019
Key Management Remuneration	1,148,206	259,035	116,481
Director Professional fees	—	121,467	121,970
Short term accommodation expense	69,521	45,482	26,264

	1,217,727	425,984	264,715

The Key Management remuneration is included in the Personnel expenses as well as the Professional and Consulting fees in the Statement of Operations.

The Director’s professional fees incurred during the years December 31, 2020 and December 31, 2019 were related to the services provided by a director of Bophelo Bio Science & Wellness Pty Ltd. that was over and above the regular remuneration paid to the directors.

During the year ended December 31, 2021, the Company incurred expenditures of $69,521 (2020 - $45,482; 2019 - $26,264) associated with rental of short-term accommodates from the Company’s executive Chairman, LM Mojela, to house the Company’s expatriate staff working on site at the Company’s cultivation operation in the Kingdom of Lesotho.

During the year ended December 31, 2020, the Company incurred professional services expense of $121,467 (2019 - $121,970) associated with services provided by a director of the Company that was not a result of the regular remuneration paid to the  Company’s directors.

As of December 31, 2021, the Company has balances payable to related parties of $9,601,708(2020 - $9,225,650) as below:

a.	As at December 31, 2021 the entire balance of Loans and Borrowings (Note 10) $432,201 (2020 - $1,552,487) was owed to Louisa Mojela. The balance does not bear interest, is unsecured and does not have a fixed repayment date.
b.	The remuneration payable to key management as at December 31, 2021 is $34,611 (2020 - $102,785)
c.	As at December 31, 2021 the balance presented in the Lease liability (Note 9) pertained to the amount owing to Mophuthi Trust, a Trust controlled by Louisa Mojela and Granny Seape to the extent of $2,418,706 (2020 – 2,882,152)
d.	The balance of $6,716,190 under Secured convertible debentures as at December 31, 2021 carries interest at 1% per annum. (2020 - $4,688,226)

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.